Other Income and Expense (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Jan. 27, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Nov. 30, 2016	Aug. 31, 2016	Aug. 31, 2015
Bank overdraft					$ 942	$ 1,202	$ 1,202
Gain on settlement of a bank overdraft			$ (572)
Settlement Agreement [Member]
Accrued liability	$ 35,868
Other income	47,003
Settlement Agreement [Member] | Peak Energy Holding [Member]
Accrued liability	$ 4,100
Bank Overdrafts Settled [Member]
Bank overdraft					$ 370